Other Reserves - Disclosure of Other Reserves (Details) - ZAR (R) R in Millions	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of reserves within equity [abstract]
Foreign exchange translation reserve	R 3,588	R 2,389
Hedge reserve	(3,395)	(214)	R 413
Share-based payments	2,950	2,764	2,534
Post-retirement benefit actuarial gain/(loss)	(4)	(19)	R (12)
Acquisition of non-controlling interest in subsidiary	(381)	(381)
Equity component of convertible bond	277	277
Repurchase of equity interest	(98)	(98)
Equity instruments designated at fair value through other comprehensive income	104	79
Other	(24)	(24)
Total other reserves	R 3,017	R 4,773